UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07038
                                   ---------


                          THE MONEY MARKET PORTFOLIOS
                          ---------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                -----------------------------------------------
             (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000
                                                    --------------

Date of fiscal year end: 06/30
                         -----

Date of reporting period: 12/31/06
                          --------

      ITEM 1. REPORTS TO STOCKHOLDERS.

The Money Market Portfolios

FINANCIAL HIGHLIGHTS

THE MONEY MARKET PORTFOLIO

                                           ----------------------------------------------------------------------------------------
                                            SIX MONTHS ENDED
                                           DECEMBER 31, 2006                             YEAR ENDED JUNE 30,
                                              (UNAUDITED)               2006          2005          2004          2003         2002
                                           ----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of period ...   $            1.00      $     1.00    $     1.00    $     1.00    $     1.00   $     1.00
                                           ----------------------------------------------------------------------------------------
Income from investment operations -
   net investment income ...............               0.026           0.041         0.020         0.009         0.014        0.026
Less distributions from net investment
   income ..............................              (0.026)         (0.041)       (0.020)       (0.009)       (0.014)      (0.026)
                                           ----------------------------------------------------------------------------------------
Net asset value, end of period .........   $            1.00      $     1.00    $     1.00    $     1.00    $     1.00   $     1.00
                                           ========================================================================================

Total return a .........................                2.63%           4.15%         2.06%         0.94%         1.41%        2.63%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ......   $       6,068,863      $4,993,739    $5,676,479    $5,505,394    $5,331,200   $4,734,196
Ratios to average net assets:
   Expenses before waiver and payments
      by affiliates ....................                0.16% b         0.16%         0.16%         0.16%         0.15%        0.16%
   Expenses net of waiver and payments
      by affiliates ....................                0.16% b,c       0.16% c       0.16% c       0.15% c       0.15%        0.15%
   Net investment income ...............                5.16% b         4.09%         2.04%         0.93%         1.39%        2.56%

a     Total return is not annualized for periods less than one year.

b     Annualized.

c     Benefit of expense reduction rounds to less than 0.01%.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 15

The Money Market Portfolios

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------------
  THE MONEY MARKET PORTFOLIO                                                                   PRINCIPAL AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 102.8%
  BANK NOTES (COST $200,000,850) 3.3%
  Bank of America North America, 5.32%, 2/01/07 ............................................     $200,000,000     $  200,000,850
                                                                                                                  --------------
  CERTIFICATES OF DEPOSIT 49.3%
  Abbey National Treasury Services PLC, Stamford Branch, 5.285%, 1/18/07 ...................      200,000,000        200,000,470
  Australia & New Zealand Banking Group Ltd., New York Branch, 5.28%, 1/29/07 ..............      200,000,000        200,000,772
  Bank of Nova Scotia, Portland Branch, 5.29%, 1/09/07 .....................................      200,000,000        200,000,000
  Banque Nationale de Paris, New York Branch, 5.275%, 2/05/07 ..............................      200,000,000        200,000,964
  Barclays Bank PLC, New York Branch, 5.32%, 2/08/07 .......................................      100,000,000        100,000,000
  Barclays Bank PLC, New York Branch, 4.97%, 2/09/07 .......................................       99,500,000         99,501,026
  Calyon North America Inc., New York Branch, 5.06%, 3/02/07 ...............................      100,000,000        100,000,000
  Dexia Credit Local, New York Branch, 4.875%, 2/01/07 .....................................       50,000,000         50,000,000
  Dexia Credit Local, New York Branch, 5.285%, 2/15/07 .....................................      150,000,000        150,000,000
  HBOS Treasury Services, New York Branch, 5.32%, 3/20/07 ..................................      200,000,000        200,000,000
  Lloyds Bank PLC, New York Branch, 5.29%, 1/30/07 .........................................      200,000,000        200,000,796
  Rabobank Nederland NV, New York Branch, 5.275%, 1/17/07 ..................................      200,000,000        200,000,443
  Royal Bank of Scotland, New York Branch, 5.28%, 1/10/07 ..................................      200,000,000        200,000,249
  Societe Generale, New York Branch, 5.28%, 1/05/07 ........................................      200,000,000        200,000,000
  Svenska Handelsbanken, New York Branch, 5.305%, 2/02/07 ..................................      200,000,000        200,000,857
  UBS AG, Stamford Branch, 5.30%, 1/22/07 ..................................................      200,000,000        200,000,577
  Wells Fargo Bank North America, San Francisco Branch, 4.79%, 1/18/07 .....................       93,000,000         92,966,495
  Westpac Banking Corp., New York Branch, 5.32%, 1/24/07 ...................................      200,000,000        200,001,261
                                                                                                                  --------------
  TOTAL CERTIFICATES OF DEPOSIT (COST $2,992,473,910) ......................................                       2,992,473,910
                                                                                                                  --------------
a COMMERCIAL PAPER 43.4%
  BP Capital Markets PLC, 1/02/07 ..........................................................      141,800,000        141,779,203
  Colgate-Palmolive Co., 1/19/07 ...........................................................       50,000,000         49,869,000
  Commonwealth Bank of Australia, 2/07/07 ..................................................      200,000,000        198,923,917
  Concentrate Manufacturing Co. of Ireland, 1/04/07 ........................................       63,000,000         62,972,700
  Concentrate Manufacturing Co. of Ireland, 1/11/07 ........................................       63,900,000         63,807,700
  Concentrate Manufacturing Co. of Ireland, 1/12/07 - 1/17/07 ..............................       75,000,000         74,862,777
  Depfa Bank PLC, 1/31/07 ..................................................................      200,000,000        199,126,667
  Internationale Nederlanden U.S. Funding Corp., 1/19/07 ...................................      200,000,000        199,476,000
  Johnson & Johnson, 1/08/07 ...............................................................      150,000,000        149,848,333
  Johnson & Johnson, 1/12/07 ...............................................................       50,000,000         49,920,250
  Morgan Stanley Group Inc., 1/16/07 .......................................................      200,000,000        199,560,833
  National Australia Funding, 1/22/07 ......................................................      200,000,000        199,382,833
  Nestle Capital Corp., 1/11/07 ............................................................      200,000,000        199,710,000
  Procter & Gamble Co., 1/04/07 ............................................................      100,000,000         99,956,417
  Procter & Gamble Co., 1/09/07 ............................................................      100,000,000         99,883,778
  Siemens Capital Corp., 1/19/07 ...........................................................      174,000,000        173,541,510
  Societe Generale North America Inc., 1/05/07 .............................................       50,000,000         49,970,861
  Toyota Motor Credit Corp., 1/23/07 .......................................................      200,000,000        199,359,556
  UBS AG Finance Delaware Inc., 1/05/07 ....................................................       23,708,000         23,694,170
  U.S. Central Credit Union, 1/25/07 .......................................................      200,000,000        199,297,333
                                                                                                                  --------------
  TOTAL COMMERCIAL PAPER (COST $2,634,943,838) .............................................                       2,634,943,838
                                                                                                                  --------------


16 | Semiannual Report

The Money Market Portfolios

--------------------------------------------------------------------------------------------------------------------------------
  THE MONEY MARKET PORTFOLIO                                                                   PRINCIPAL AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------------------
  U.S. GOVERNMENT AND AGENCY SECURITIES 1.7%
a FHLB, 1/02/07 ............................................................................     $100,790,000     $  100,776,561
a FHLB, 1/03/07 ............................................................................          200,000            199,943
a FHLB, 1/05/07 ............................................................................          210,000            209,880
a FHLB, 1/19/07 ............................................................................        1,320,000          1,316,581
a U.S. Treasury Bill, 1/04/07 ..............................................................        2,500,000          2,498,943
                                                                                                                  --------------
  TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $105,001,908) ..........................                         105,001,908
                                                                                                                  --------------
  TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $5,932,420,506) .....................                       5,932,420,506
                                                                                                                  --------------
b REPURCHASE AGREEMENTS 5.1%
  ABN AMRO Bank NV, 5.27%, 1/02/07 (Maturity Value $80,046,844)
     Collateralized by U.S. Government Agency Securities, 4.50% - 5.25%,
        8/03/07 - 8/04/08 ..................................................................       80,000,000         80,000,000
  Deutsche Morgan Grenfell, 4.85%, 1/02/07 (Maturity Value $114,641,746)
     Collateralized by U.S. Treasury Note, 4.25%, 1/15/10 ..................................      114,580,000        114,580,000
  Morgan Stanley & Co. Inc., 4.80%, 1/02/07 (Maturity Value $114,641,109)
     Collateralized by U.S. Treasury Notes, 3.625% - 3.875%, 1/15/08 - 1/15/09 .............      114,580,000        114,580,000
                                                                                                                  --------------
  TOTAL REPURCHASE AGREEMENTS (COST $309,160,000) ..........................................                         309,160,000
                                                                                                                  --------------
  TOTAL SHORT TERM INVESTMENTS (COST $6,241,580,506) 102.8% ................................                       6,241,580,506
  OTHER ASSETS, LESS LIABILITIES (2.8)% ....................................................                        (172,717,824)
                                                                                                                  --------------
  NET ASSETS 100.0% ........................................................................                      $6,068,862,682
                                                                                                                  ==============

SELECTED PORTFOLIO ABBREVIATIONS

FHLB - Federal Home Loan Bank

a     The security is traded on a discount basis with no stated coupon rate.

b     See Note 1(b) regarding repurchase agreements.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 17

The Money Market Portfolios

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2006 (unaudited)

                                                                                                                  --------------
                                                                                                                        THE
                                                                                                                   MONEY MARKET
                                                                                                                     PORTFOLIO
                                                                                                                  --------------
Assets:
   Investments in securities, at amortized cost ...............................................................   $5,932,420,506
   Repurchase agreements, at value and cost ...................................................................      309,160,000
                                                                                                                  --------------
         Total investments ....................................................................................   $6,241,580,506
   Cash .......................................................................................................            2,393
   Interest receivable ........................................................................................       28,067,699
                                                                                                                  --------------
         Total assets .........................................................................................    6,269,650,598
                                                                                                                  --------------
Liabilities:
   Payables:
      Investment securities purchased .........................................................................      200,000,857
      Affiliates ..............................................................................................          755,862
      Distributions to shareholders ...........................................................................            6,924
   Accrued expenses and other liabilities .....................................................................           24,273
                                                                                                                  --------------
         Total liabilities ....................................................................................      200,787,916
                                                                                                                  --------------
            Net assets, at value ..............................................................................   $6,068,862,682
                                                                                                                  ==============
Net assets consist of paid-in capital .........................................................................   $6,068,862,682
                                                                                                                  ==============
Shares outstanding ............................................................................................    6,068,862,682
                                                                                                                  ==============
Net asset value per share .....................................................................................   $         1.00
                                                                                                                  ==============


18 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

The Money Market Portfolios

STATEMENT OF OPERATIONS
for the six months ended December 31, 2006 (unaudited)

                                                                                                                  --------------
                                                                                                                       THE
                                                                                                                   MONEY MARKET
                                                                                                                    PORTFOLIO
                                                                                                                  --------------
Investment income:
   Interest ...................................................................................................   $  154,020,740
                                                                                                                  --------------
Expenses:
   Management fees (Note 3a) ..................................................................................        4,335,253
   Custodian fees (Note 4) ....................................................................................           64,170
   Reports to shareholders ....................................................................................            6,088
   Professional fees ..........................................................................................           23,745
   Other ......................................................................................................           56,144
                                                                                                                  --------------
      Total expenses ..........................................................................................        4,485,400
      Expense reductions (Note 4) .............................................................................             (464)
                                                                                                                  --------------
         Net expenses .........................................................................................        4,484,936
                                                                                                                  --------------
            Net investment income .............................................................................      149,535,804
                                                                                                                  --------------
Net increase (decrease) in net assets resulting from operations ...............................................   $  149,535,804
                                                                                                                  ==============


                                                          Semiannual Report |
  The accompanying notes are an integral part of these financial statements.| 19

The Money Market Portfolios

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              ----------------------------------
                                                                                                  THE MONEY MARKET PORTFOLIO
                                                                                              ----------------------------------
                                                                                               SIX MONTHS ENDED
                                                                                              DECEMBER 31, 2006     YEAR ENDED
                                                                                                 (UNAUDITED)       JUNE 30, 2006
                                                                                              ----------------------------------
Increase (decrease) in net assets:
   Net investment income from operations ..................................................   $     149,535,804   $  235,463,389
   Distributions to shareholders from net investment income ...............................        (149,535,804)    (235,463,389)
   Capital share transactions: (Note 2) ...................................................       1,075,123,662     (682,740,398)
                                                                                              ----------------------------------
      Net increase (decrease) in net assets ...............................................       1,075,123,662     (682,740,398)
Net assets (there is no undistributed net investment income at beginning or end of period):
   Beginning of period ....................................................................       4,993,739,020    5,676,479,418
                                                                                              ==================================
   End of period ..........................................................................   $   6,068,862,682   $4,993,739,020
                                                                                              ==================================


20 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

The Money Market Portfolios

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as a diversified, open-end investment company, consisting of one Portfolio, the The Money Market Portfolio (the Portfolio). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolio's significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Trust's Board of Trustees.

B. REPURCHASE AGREEMENTS

The Portfolio may enter into repurchase agreements, which are accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. All repurchase agreements held by the Portfolio at period end had been entered into on December 29, 2006. Repurchase agreements are valued at cost.

C. INCOME TAXES

No provision has been made for U.S. income taxes because the Portfolio intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily. Such distributions are reinvested in additional shares of the Portfolio. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


                                                          Semiannual Report | 21

The Money Market Portfolios

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2006, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Portfolio's shares at $1.00 per share were as follows:

                                                       -------------------------------------
                                                       SIX MONTHS ENDED       YEAR ENDED
                                                       DECEMBER 31, 2006     JUNE 30, 2006
                                                       -------------------------------------
Shares sold ........................................   $   4,495,976,470    $  5,987,924,802
Shares issued on merger (Note 6) ...................          84,125,474                  --
Shares issued in reinvestment of distributions .....         149,529,134         235,470,437
Shares redeemed ....................................   $  (3,654,507,416)     (6,906,135,637)
                                                       -------------------------------------
Net increase (decrease) ............................   $   1,075,123,662    $   (682,740,398)
                                                       =====================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the Franklin Money Fund, the Institutional Fiduciary Trust, and the Franklin Templeton Money Fund Trust, and of the following subsidiaries:

--------------------------------------------------------------------------------
SUBSIDIARY                                                 AFFILIATION
--------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                         Investment manager
Franklin Templeton Investor Services, LLC (Investor        Transfer agent
Services)


22 | Semiannual Report

The Money Market Portfolios

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Portfolio.

B. TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

C. OTHER AFFILIATED TRANSACTIONS

At December 31, 2006, the shares of the Portfolio were owned by the following funds:

                                                                               ----------------------------------
                                                                                                  PERCENTAGE OF
                                                                                   SHARES      OUTSTANDING SHARES
                                                                               ----------------------------------
Institutional Fiduciary Trust - Money Market Portfolio .....................   3,981,217,812         65.60%
Franklin Money Fund ........................................................   1,852,575,655         30.53%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund ................     135,488,285          2.23%
Franklin Templeton Money Fund Trust - Franklin Templeton Money Fund ........      99,580,930          1.64%

4. EXPENSE OFFSET ARRANGEMENT

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the period ended December 31, 2006, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At December 31, 2006, the cost of investments for book and income tax purposes was the same.

6. MERGER

On August 31, 2006, the Franklin Money Fund acquired all of the assets, subject to liabilities, of the Franklin Federal Money Fund pursuant to an agreement of merger. The merger was accomplished by a taxable exchange and accounted for as a purchase, and resulted in the Money Fund owning shares of the U.S. Government Securities Money Market Portfolio. The Money Fund then used the shares of the U.S. Government Securities Money Market Portfolio to purchase in-kind additional shares of the Portfolio. The U.S. Government Securities Money Market Portfolio then liquidated and transferred its portfolio securities to the Portfolio.


                                                          Semiannual Report | 23

The Money Market Portfolios

6. MERGER (CONTINUED)

The selected financial information and shares outstanding immediately before and after the acquisition were as follows:

---------------------------------------------------------------------------------------------
FUND NAME                                                           SHARES AT $1.00 PER SHARE
---------------------------------------------------------------------------------------------
The U.S. Government Securities Money Market Portfolio ...........         $   84,125,474
The Money Market Portfolio ......................................         $5,604,232,120
The Money Market Portfolio - post merger ........................         $5,688,357,594

7. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006. The Trust did not participate in that Settlement.

The plan of distribution for the market timing settlement is currently under review by the SEC staff. After publication of notice of the plan and a 30-day comment period, the proposed plan of distribution will be submitted to the SEC for approval. Following the SEC's approval of the plan of distribution, with modifications as appropriate, distribution of the settlement monies will begin in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


24 | Semiannual Report

The Money Market Portfolios

8. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period in 2007. The Trust is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                          Semiannual Report | 25

SHAREHOLDER INFORMATION


PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

        ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MONEY MARKET PORTFOLIOS

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    February 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    February 27, 2007